Trading revenues (Tables)	12 Months Ended
Dec. 31, 2013
Trading revenues
in	2013	2012	2011
Trading revenues (CHF million)
Interest rate products	1,025	2,707	6,794
Foreign exchange products	1,203	559	(4,433)
Equity/index-related products	956	140	1,645
Credit products	(879)	(3,306)	522
Commodity, emission and energy products	340	198	361
Other products	94	898	132
Trading revenues	2,739	1,196	5,021
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.

Bank
Trading revenues
in	2013	2012	2011
Trading revenues (CHF million)
Interest rate products	1,056	2,868	6,578
Foreign exchange products	1,202	560	(4,456)
Equity/index-related products	952	112	1,605
Credit products	(879)	(3,306)	522
Commodity, emission and energy products	340	198	361
Other products	93	897	131
Total	2,764	1,329	4,741
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.